CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2016		49,504	11,713,141
Balance, value at Dec. 31, 2016	$ 803,553	$ 0	$ 1	$ 678,542	$ (256)	$ 0	$ 678,287	$ 125,266
Net loss	(164,787)				(165,910)		(165,910)	1,123
Total other comprehensive income	2					2	2
Tender Offer - Redemption of preferred stock (Note 17), shares		(766)
Tender Offer - Redemption of preferred stock (Note 17), shares			62,581
Tender Offer - Redemption of preferred stock (Note 17), value	(571)			(716)	145		(571)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 17), shares		(2,436)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 17), shares			179,015
Cancellation of shares (Note 17), shares			(423)
Cancellation of shares (Note 17), value	(6)			(6)			(6)
Stock-based compensation expenses (Note 17), shares			84,333
Stock-based compensation expenses (Note 17), value	4,296			4,296			4,296
Dividends paid to Noncontrolling Shareholders	(25,323)							(25,323)
Balance, shares at Dec. 31, 2017		46,302	12,038,647
Balance, value at Dec. 31, 2017	617,164	$ 0	$ 1	682,116	(166,021)	2	516,098	101,066
Net loss	(265,513)				(268,720)		(268,720)	3,207
Total other comprehensive income	0				2	(2)
Cancellation of shares (Note 17), shares			(656)
Cancellation of shares (Note 17), value	(1)			(1)			(1)
Stock-based compensation expenses (Note 17), shares			805,423
Stock-based compensation expenses (Note 17), value	4,556			4,556			4,556
Noncontrolling interest of Navios Containers (Note 3)	165,474							165,474
Balance, shares at Dec. 31, 2018		46,302	12,843,414
Balance, value at Dec. 31, 2018	521,680	$ 0	$ 1	686,671	(434,739)	0	251,933	269,747
Net loss	(184,452)				(192,110)		(192,110)	7,658
Total other comprehensive income	0
Tender Offer - Redemption of preferred stock (Note 17), shares		(19,771)
Tender Offer - Redemption of preferred stock (Note 17), value	(18,855)			(47,788)	28,933		(18,855)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 17), shares		(3,289)
Conversion of convertible preferred stock/ undeclared preferred dividend to common stock (Note 17), shares			352,770
Issuance of capital surplus, shares			(1,123)
Issuance of capital surplus, value	(3)			(3)			(3)
Cancellation of shares (Note 17), shares			(3,379)
Stock-based compensation expenses (Note 17), shares			168,674
Stock-based compensation expenses (Note 17), value	2,885			2,885			2,885
Navios Containers deconsolidation	(162,230)							(162,230)
Balance, shares at Dec. 31, 2019		23,242	13,360,356
Balance, value at Dec. 31, 2019	$ 159,025	$ 0	$ 1	$ 641,765	$ (597,916)	$ 0	$ 43,850	$ 115,175